Biocept Asset Acquisition - Additional Information (Details) - Biocept Asset Acquisition [Member]	Apr. 26, 2024 USD ($)
Asset Acquisition [Line Items]
Total cash payment	$ 400,000
Costs of acquisitions	$ 45,000